T. ROWE PRICE Global High Income Bond Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.7%
Corporate Bonds 0.7%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 3,430,000 3,552
Total Argentina (Cost $3,423) 3,552
AUSTRALIA 0.2%
Bank Loans 0.2% (2)
Insignia Financial, FRN, 1M TSFR + 4.50%, 11/24/32
(USD) (3) 1,280,000 1,255
Total Australia (Cost $1,261) 1,255
AUSTRIA 0.7%
Corporate Bonds 0.7%
Benteler International, 7.25%, 6/15/31  3,305,000 3,973
Total Austria (Cost $3,814) 3,973
BRAZIL 1.9%
Corporate Bonds 1.9%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 1,210,000 1,086
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 1,050,000 1,035
CSN Resources, 8.875%, 12/5/30 (USD) (1) 925,000 651
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 2,073,000 2,145
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 2,525,000 2,439
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1)(4)(5) 1,410,000 786
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1)(4)(5) 1,935,000 1,068
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(4)(5) 2,020,000 1,075
Total Brazil (Cost $12,131) 10,285
CANADA 2.4%
Common Stocks 0.1%
Bausch + Lomb (USD) (5) 49,129 781
781
Corporate Bonds 2.1%
Dye & Durham, 8.625%, 4/15/29 (USD) (1) 1,683,000 1,408

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Jones Deslauriers Insurance Management, 7.25%,
10/1/33 (1) 3,430,000 2,406
Rogers Communications, VR, 7.125%, 4/15/55 (USD) (6) 3,600,000 3,655
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (6) 3,535,000 3,624
11,093
Preferred Stocks 0.2%
Navacord, Class A, Acquisition Date: 1/30/26, Cost $996 (5)
(7)(8) 1,376 972
972
Total Canada (Cost $13,153) 12,846
CHILE 0.9%
Corporate Bonds 0.9%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(6) 1,110,000 1,167
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 3,450,000 3,507
Total Chile (Cost $4,560) 4,674
COLOMBIA 1.6%
Corporate Bonds 1.6%
Banco Davivienda, VR, 6.65% (USD) (6)(9) 4,110,000 3,642
Ecopetrol, 4.625%, 11/2/31 (USD)  945,000 838
Ecopetrol, 5.875%, 5/28/45 (USD)  625,000 460
Ecopetrol, 8.375%, 1/19/36 (USD)  1,890,000 1,920
Ecopetrol, 8.875%, 1/13/33 (USD)  1,495,000 1,575
Total Colombia (Cost $8,513) 8,435
CYPRUS 0.3%
Corporate Bonds 0.3%
ASG Finance, 9.75%, 5/15/29 (USD)  1,710,000 1,388
Total Cyprus (Cost $1,607) 1,388
FRANCE 5.3%
Common Stocks 0.0%
Altice France, Acquisition Date: 10/1/25, Cost $175 (5)(8) 10,037 171
171

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 5.3%
Altice France, 4.75%, 10/15/30  1,286,657 1,406
Altice France, 5.625%, 7/15/32 (1) 365,854 402
Altice France, 7.25%, 11/1/29 (1) 617,938 709
Altice France, 7.25%, 11/1/29  4,949 6
Banijay Entertainment, 7.00%, 5/1/29  2,127,000 2,522
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,052
Betclic Everest Group, 5.125%, 12/10/31 (1) 2,795,000 3,183
CMA CGM, 4.875%, 1/15/32 (1) 2,130,000 2,305
CMA CGM, 4.875%, 1/15/32  1,445,000 1,564
Forvia, 5.375%, 3/15/31 (1) 1,145,000 1,304
Forvia, 5.50%, 6/15/31  2,520,000 2,876
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 2,895,000 3,031
IPD 3, 5.50%, 6/15/31 (1) 3,140,000 3,411
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.525%, 6/15/31 (1) 853,000 934
Opal Bidco, 5.50%, 3/31/32 (1) 2,975,000 3,353
28,058
Total France (Cost $28,504) 28,229
GAMBIA 0.4%
Corporate Bonds 0.4%
Africell Holding, 10.50%, 10/23/29 (USD)  2,095,000 2,083
Total Gambia (Cost $2,105) 2,083
GERMANY 2.5%
Corporate Bonds 2.5%
alstria, 5.50%, 3/20/31  2,900,000 3,336
Grand City Properties Finance, VR, 4.75% (6)(9) 2,420,000 2,601
TUI Cruises, 5.00%, 5/15/30 (1) 1,740,000 1,960
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,452
ZF North America Capital, 6.875%, 4/23/32 (USD) (1) 2,725,000 2,599
ZF North America Capital, 7.125%, 4/14/30 (USD) (1) 1,325,000 1,308
Total Germany (Cost $13,374) 13,256
GREECE 0.2%
Corporate Bonds 0.2%
United Group, 6.25%, 1/31/32 (1) 1,090,000 1,225
Total Greece (Cost $1,275) 1,225

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 0.3%
Corporate Bonds 0.3%
Virgin Media O2 Vendor Financing Notes VI, 8.50%, 3/15/33
(USD) (1) 1,625,000 1,418
Total Ireland (Cost $1,622) 1,418
ITALY 2.1%
Corporate Bonds 2.1%
Fibercop, 4.75%, 6/30/30  2,310,000 2,648
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  2,265,000 2,569
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 5.766%, 4/15/29 (1) 2,050,000 2,370
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,485,000 3,980
Total Italy (Cost $11,135) 11,567
JAPAN 0.2%
Corporate Bonds 0.2%
Nissan Motor, 4.81%, 9/17/30 (USD) (1) 610,000 553
Nissan Motor, 6.375%, 7/17/33 (EUR) (1) 660,000 759
Total Japan (Cost $1,357) 1,312
LUXEMBOURG 2.3%
Corporate Bonds 2.3%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(10) 3,480,000 3,971
Albion Financing 1, 5.375%, 5/21/30  2,850,000 3,301
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,165,000 814
INEOS Finance, 6.375%, 4/15/29  1,303,000 1,411
Maxam Prill, 7.75%, 7/15/30 (USD) (1) 2,640,000 2,692
Total Luxembourg (Cost $12,367) 12,189
MADAGASCAR 0.9%
Corporate Bonds 0.9%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 4,670,000 4,629
Total Madagascar (Cost $4,649) 4,629

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 3.9%
Corporate Bonds 3.9%
Banco Mercantil del Norte, VR, 8.375% (USD) (6)(9) 850,000 877
Banco Mercantil del Norte, VR, 8.375% (USD) (6)(9) 3,270,000 3,403
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(6) 2,050,000 2,160
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(6) 1,280,000 1,376
Orbia Advance, 7.50%, 5/13/35 (USD)  2,130,000 2,030
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  625,000 498
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  4,465,000 3,870
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  3,525,000 4,015
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 2,670,000 2,799
Total Mexico (Cost $20,209) 21,028
NETHERLANDS 1.1%
Corporate Bonds 1.1%
Trivium Packaging Finance, 6.625%, 7/15/30 (1) 1,810,000 2,109
Trivium Packaging Finance, 6.625%, 7/15/30  1,585,000 1,847
VZ Secured Financing, 5.00%, 1/15/32 (USD)  725,000 623
Ziggo Bond, 3.375%, 2/28/30  1,350,000 1,318
Total Netherlands (Cost $5,945) 5,897
PAKISTAN 0.5%
Corporate Bonds 0.5%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 2,520,000 2,605
Total Pakistan (Cost $2,565) 2,605
PANAMA 0.6%
Corporate Bonds 0.6%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 3,395,000 3,431
Total Panama (Cost $3,395) 3,431
ROMANIA 0.9%
Corporate Bonds 0.9%
Banca Transilvania, VR, 7.125% (EUR) (6)(9) 2,320,000 2,679

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (6) 1,990,000 2,308
Total Romania (Cost $4,929) 4,987
SLOVENIA 0.2%
Corporate Bonds 0.2%
Summer BidCo, 9.625%, 1/31/31, (8.875% Cash or 9.625%
PIK)  (1)(10) 785,000 893
Total Slovenia (Cost $911) 893
SOUTH AFRICA 1.2%
Corporate Bonds 1.2%
Absa Group, VR, 6.625%, 6/8/36 (USD) (6) 4,210,000 4,254
Sasol Financing USA, 8.75%, 5/3/29 (USD)  2,090,000 2,182
Total South Africa (Cost $6,450) 6,436
SPAIN 0.7%
Corporate Bonds 0.7%
Cirsa Finance International, 4.875%, 10/15/31 (1) 2,325,000 2,651
Eroski S Coop, 5.75%, 5/15/31 (1) 1,205,000 1,408
Total Spain (Cost $4,087) 4,059
TANZANIA 0.7%
Corporate Bonds 0.7%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,700,000 3,764
Total Tanzania (Cost $3,715) 3,764
TÜRKIYE 0.8%
Corporate Bonds 0.8%
Akbank, VR, 7.875%, 9/4/35 (USD) (6) 4,425,000 4,386
Total Türkiye (Cost $4,553) 4,386
UNITED KINGDOM 6.9%
Corporate Bonds 6.9%
Arqiva Broadcast Finance, 8.625%, 7/1/30  2,815,000 3,166
Barclays, VR, 7.625% (USD) (6)(9) 3,395,000 3,433

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bellis Acquisition, 8.125%, 5/14/30  2,375,000 2,906
Biffa Group Holdings, 7.375%, 6/15/31  560,000 726
Biffa Group Holdings, 7.38%, 6/15/31 (1) 3,225,000 4,179
Boots Group Finco, 5.375%, 8/31/32 (EUR) (1) 535,000 616
Boots Group Finco, 7.375%, 8/31/32  2,220,000 2,925
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (10) 385,000 503
Iceland Bondco, 4.375%, 5/15/28  530,000 667
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 561
Iceland Bondco, 10.875%, 12/15/27  2,738,000 3,748
Jerrold Finco, 7.50%, 6/15/31 (1) 1,995,000 2,602
Kane Bidco, 7.75%, 7/15/31 (1) 820,000 1,079
Kane Bidco, 7.75%, 7/15/31  590,000 776
Miller Homes Group Finco, 7.00%, 5/15/29  2,000,000 2,592
Odeon Finco, 12.75%, 11/1/27 (USD) (1) 2,570,000 2,652
PCC Global, 8.25%, 11/15/30 (EUR)  1,915,000 1,817
Virgin Media Secured Finance, 4.125%, 8/15/30  480,000 551
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,336
Total United Kingdom (Cost $38,746) 36,835
UNITED STATES 55.5%
Bank Loans 11.5% (2)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.668%,
10/31/31  4,666,764 3,780
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.918%,
8/20/32  1,651,700 1,651
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
10.675%, 1/4/29  1,443,162 1,420
Asurion, FRN, 1M TSFR + 5.25%, 9.032%, 1/20/29  2,132,325 2,116
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.418%, 1/15/31  1,379,417 1,381
Central Parent, FRN, 3M TSFR + 3.25%, 6.95%, 7/6/29  2,589,203 1,839
CMG Media, FRN, 3M TSFR + 3.50%, 7.30%, 6/18/29  1,111,620 1,038
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.918%, 7/8/30  2,659,594 2,438
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.168%, 9/28/28  4,708,749 4,707
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%,
4/15/27  1,727,034 1,518
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.961%, 5/21/29  4,342,726 4,343
Galileo Parent, FRN, 6M TSFR + 4.50%, 8.118%, 3/3/33  3,530,000 3,455
Hopper Merger Sub, FRN, 1/5/34 (3)(7) 2,490,000 2,465
MacLean, 8.876%, 1/22/33 (7) 3,675,000 3,638
McAfee, FRN, 1M TSFR + 3.00%, 6.668%, 3/1/29  1,261,806 1,123
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.421%, 1/28/31  1,711,403 1,709

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Merlin Buyer, FRN, 1M TSFR + 4.00%, 3/26/33 (3)(7) 1,283,000 1,283
Merlin Buyer, FRN, 1M TSFR + 4.00%, 7.668%, 12/14/28  1,089,326 1,089
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 6.913%, 7/3/31  1,007,330 985
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.668%,
7/2/31  1,160,542 1,120
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.918%,
7/2/32  3,690,000 3,598
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.70%, 5/9/33  2,133,025 1,239
Renaissance Holdings, FRN, 3M TSFR + 4.00%, 7.667%,
4/5/30  4,093,439 2,890
Resilience Parent, FRN, 1M TSFR + 2.50%, 6.126%, 2/28/33  1,330,000 1,322
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 7.67%,
1/27/33 (3) 2,850,000 2,776
Trident TPI Holdings, FRN, 3M TSFR + 3.75%, 7.45%,
9/15/28  2,863,104 2,707
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.782%, 6/28/28  4,409,233 4,137
61,767
Convertible Preferred Stocks 0.2%
Boeing, 6.00%, 10/15/27  19,756 1,282
1,282
Corporate Bonds 42.7%
1261229 B.C., 10.00%, 4/15/32 (1) 3,905,000 3,975
Advance Auto Parts, 7.00%, 8/1/30 (1) 1,345,000 1,362
Advance Auto Parts, 7.375%, 8/1/33 (1) 2,690,000 2,718
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,200
AmeriGas Partners, 9.375%, 6/1/28 (1) 2,635,000 2,704
Asurion, 8.375%, 2/1/34 (1) 2,045,000 1,992
AthenaHealth Group, 6.50%, 2/15/30 (1) 3,825,000 3,573
Avis Budget Finance, 7.25%, 7/31/30 (EUR)  2,515,000 2,825
California Buyer, 5.625%, 2/15/32 (EUR) (1) 2,080,000 2,325
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(10) 3,269,404 3,536
CCO Holdings, 4.25%, 2/1/31 (1) 1,685,000 1,533
CCO Holdings, 7.00%, 2/1/33 (1) 2,565,000 2,576
CHS, 5.25%, 5/15/30 (1) 665,000 627
CHS, 6.125%, 4/1/30 (1) 2,120,000 1,841
CHS, 6.875%, 4/15/29 (1) 1,100,000 1,057
CHS, 10.875%, 1/15/32 (1) 1,180,000 1,268
Cloud Software Group, 8.25%, 6/30/32 (1) 2,170,000 2,062
Cloud Software Group, 9.00%, 9/30/29 (1) 1,620,000 1,563
CMG Media, 8.875%, 6/18/29 (1) 1,295,000 1,118

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Cobra AcquisitionCo, 6.375%, 11/1/29 (1) 1,245,000 1,078
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 1,065,000 1,079
Comstock Resources, 6.75%, 3/1/29 (1) 2,790,000 2,752
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,015,000 956
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,378
Crescent Energy Finance, 7.875%, 4/15/32 (1) 665,000 680
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 631
CVR Partners, 6.125%, 6/15/28 (1) 3,565,000 3,548
CVS Health, VR, 6.75%, 12/10/54 (6) 4,235,000 4,275
Cyprium, 6.125%, 4/15/31 (1) 1,220,000 1,206
Cyprium, 6.375%, 4/15/34 (1) 1,935,000 1,880
Directv Financing, 10.00%, 2/15/31 (1) 2,165,000 2,210
Discovery Global Holdings, 5.05%, 3/15/42  1,955,000 1,304
DISH DBS, 5.75%, 12/1/28 (1) 2,533,000 2,453
DISH Network, 11.75%, 11/15/27 (1) 995,000 1,025
E.W. Scripps, 9.875%, 8/15/30 (1) 1,640,000 1,594
EchoStar, 10.75%, 11/30/29  1,160,000 1,253
Getty Images, 10.50%, 11/15/30 (1) 3,095,000 2,795
Getty Images, 11.25%, 2/21/30 (1) 925,000 832
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (6) 1,864,000 1,856
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (6) 2,834,000 2,928
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,896
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,396
Hilcorp Energy I, 6.00%, 2/1/31 (1) 5,000 5
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,108
Hilcorp Energy I, 6.875%, 5/15/34 (1) 1,655,000 1,615
Jane Street Group, 6.125%, 11/1/32 (1) 4,915,000 4,869
Jane Street Group, 6.75%, 5/1/33 (1) 885,000 898
Level 3 Financing, 3.625%, 1/15/29 (1) 1,605,000 1,509
Level 3 Financing, 6.875%, 6/30/33 (1) 2,000,000 2,037
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,353
LifePoint Health, 8.375%, 2/15/32 (1) 90,000 96
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 552
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,497
Match Group Holdings II, 6.125%, 9/15/33 (1) 2,699,000 2,627
McAfee, 7.375%, 2/15/30 (1) 2,630,000 2,169
Men's Wearhouse, 9.00%, 2/1/31 (1) 711,000 723
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 3,745,000 3,491
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,935,000 2,737
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 1,002
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,435
MPT Operating Partnership, 7.00%, 2/15/32 (EUR) (1) 1,190,000 1,351

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
National Mentor Holdings, 10.50%, 12/15/30 (1) 2,645,000 2,731
Navient, 5.625%, 8/1/33  3,390,000 2,644
Navient, 7.875%, 6/15/32  5,000 4
Navient, 9.375%, 7/25/30  825,000 805
Neptune Bidco U.S., 9.50%, 2/15/33 (1) 840,000 818
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 3,455,000 3,494
Newell Brands, 6.625%, 9/15/29  521,000 509
Newell Brands, 8.50%, 6/1/28 (1) 2,414,000 2,496
Newell Brands, STEP, 7.50%, 4/1/46  885,000 710
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,395,000 3,509
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 1,600,000 1,539
OAK-Eagle Acquireco, 6.25%, 7/1/33 (EUR) (1) 1,520,000 1,792
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1) 820,000 858
OneMain Finance, 6.75%, 9/15/33  1,820,000 1,749
OneMain Finance, 7.125%, 11/15/31  1,680,000 1,669
Organon, 5.125%, 4/30/31 (1) 4,040,000 3,298
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%,
4/17/32 (1) 2,125,000 1,887
Petco Health & Wellness, 8.25%, 2/1/31 (1) 3,640,000 3,635
PetSmart, 7.50%, 9/15/32 (1) 3,420,000 3,448
PG&E, VR, 6.85%, 9/15/56 (6) 3,890,000 3,831
Rivian Holdings, 10.00%, 1/15/31 (1) 2,845,000 2,759
Rocket, 6.375%, 8/1/33 (1) 3,240,000 3,274
Scripps Escrow II, 3.875%, 1/15/29 (1) 1,180,000 1,091
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,902
Service Properties Trust, 5.50%, 12/15/27  1,865,000 1,867
Service Properties Trust, 8.875%, 6/15/32  1,030,000 1,019
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,575,000 1,436
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 2,690,000 2,935
Shift4 Payments, 5.50%, 5/15/33 (EUR)  950,000 1,037
Six Flags Entertainment, 7.25%, 5/15/31 (1) 2,315,000 2,235
Six Flags Entertainment, 8.625%, 1/15/32 (1) 1,810,000 1,813
SM Energy, 9.625%, 6/15/33 (1) 3,195,000 3,536
Stagwell Global, 5.625%, 8/15/29 (1) 4,330,000 4,127
Talen Energy Supply, 6.25%, 2/1/34 (1) 1,795,000 1,783
Talen Energy Supply, 6.50%, 2/1/36 (1) 1,795,000 1,809
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 545,000 541
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 2,825,000 2,783
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  2,525,000 3,386
Transocean Aquila, 8.00%, 9/30/28 (1) 1,522,077 1,557
Transocean International, 7.875%, 10/15/32 (1) 5,000 5
Transocean International, 8.50%, 5/15/31 (1) 2,100,000 2,206
Trident TPI Holdings, 12.75%, 12/31/28 (1) 800,000 778

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Univision Communications, 7.375%, 6/30/30 (1) 2,035,000 1,996
Univision Communications, 9.375%, 8/1/32 (1) 1,930,000 1,990
UWM Holdings, 6.25%, 3/15/31 (1) 940,000 856
UWM Holdings, 6.625%, 2/1/30 (1) 2,705,000 2,551
Venture Global LNG, VR, 9.00% (1)(6)(9) 2,905,000 2,892
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 1,120,000 1,168
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 900,000 990
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 1,475,000 1,653
Vistra, VR, 8.00% (1)(6)(9) 845,000 852
Vistra, Series C, VR, 8.875% (1)(6)(9) 2,960,000 3,187
WR Grace Holdings, 5.625%, 8/15/29 (1) 1,325,000 1,217
WR Grace Holdings, 7.00%, 8/1/33 (1) 884,000 861
WR Grace Holdings, 7.375%, 3/1/31 (1) 1,420,000 1,423
WULF Compute, 7.75%, 10/15/30 (1) 3,065,000 3,239
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 1,965,000 2,029
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 1,885,000 1,993
229,136
Municipal Securities 0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 5,204,872 3,487
3,487
Preferred Stocks 0.4%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (5)(7)(8) 2,085 2,074
2,074
Total United States (Cost $299,516) 297,746
UZBEKISTAN 0.5%
Corporate Bonds 0.5%
JSCB Agrobank, 9.25%, 10/2/29 (USD)  2,575,000 2,758
Total Uzbekistan (Cost $2,835) 2,758

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 3.71% (12)(13) 8,880,241 8,880
Total Short-Term Investments (Cost $8,880) 8,880
Total Investments in Securities  98.1%
(Cost $531,586) $ 526,021
Other Assets Less Liabilities 1.9% 10,031
Net Assets 100.0% $ 536,052
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $299,536 and represents 55.9% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of March 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Non-income producing
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,217 and represents 0.6% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 28 3 3 —
JPMorgan Chase, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 28 2 1 1
Total United States 4 1
Total Bilateral Credit Default Swaps, Protection
Sold 4 1
Total Bilateral Swaps 4 1
* Credit ratings as of March 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/2/26 EUR 440 USD 507 $ 2
Bank of America 5/5/26 USD 1,755 EUR 1,520 (5)
Barclays Bank 4/2/26 EUR 1,607 USD 1,874 (16)
Barclays Bank 4/2/26 USD 1,759 EUR 1,512 11
BNY Mellon 4/2/26 EUR 4,993 USD 5,779 (8)
Canadian Imperial Bank
of Commerce 4/2/26 GBP 4,674 USD 6,220 (33)
Citibank 4/2/26 EUR 1,046 USD 1,212 (2)
HSBC Bank 4/2/26 USD 42,727 GBP 31,720 742
JPMorgan Chase 4/2/26 EUR 989 USD 1,138 5
Morgan Stanley 4/2/26 GBP 21,972 USD 28,988 94
Morgan Stanley 4/2/26 GBP 2,956 USD 3,957 (44)
Morgan Stanley 4/2/26 USD 1,037 EUR 891 7
Morgan Stanley 5/5/26 USD 28,987 GBP 21,972 (94)
RBC Dominion
Securities 4/1/26 USD 3,501 CAD 4,778 66
Societe Generale 4/2/26 GBP 2,594 USD 3,467 (34)
Societe Generale 4/2/26 USD 637 GBP 476 8
Standard Chartered 4/2/26 EUR 17,939 USD 20,637 100
Standard Chartered 4/2/26 EUR 13,352 USD 15,457 (22)
Toronto-Dominion Bank 4/2/26 USD 1,460 EUR 1,265 (3)
UBS Investment Bank 4/2/26 USD 139,399 EUR 118,027 2,964
Wells Fargo 4/1/26 CAD 4,778 USD 3,440 (5)
Wells Fargo 4/2/26 EUR 81,329 USD 93,464 550
Wells Fargo 5/4/26 USD 3,445 CAD 4,778 5
Wells Fargo 5/5/26 USD 93,613 EUR 81,329 (555)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,733

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 256+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 16,321  ¤  ¤ $ 8,880^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $256 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,880.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global High Income Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Global High Income Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 448,839 $ — $ 448,839
Bank Loans — 55,636 7,386 63,022
Common Stocks 781 171 — 952
Convertible Preferred Stocks 1,282 — — 1,282
Preferred Stocks — — 3,046 3,046
Short-Term Investments 8,880 — — 8,880
Total Securities 10,943 504,646 10,432 526,021
Swaps — 5 — 5
Forward Currency Exchange
Contracts — 4,554 — 4,554
Total $ 10,943 $ 509,205 $ 10,432 $ 530,580
Liabilities
Forward Currency Exchange
Contracts $ — $ 821 $ — $ 821
1
Includes Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(44,000) for the period ended March 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F36-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/26
Investment in Securities
Bank Loans $ 1,378 $ (154) $ 7,417 $ (1,255) $ 7,386
Preferred Stocks 2,101 (51) 996 — 3,046
Total $ 3,479 $ (205) $ 8,413 $ (1,255) $ 10,432